Post-employment benefit obligations (Schedule of Defined Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	$ 25,068
Obligations, end of year	29,519	$ 25,068
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	25,068	26,730
Current service costs	579	755
Interest costs	1,048	965
Benefits paid	(1,043)	(960)
Actuarial (gain) loss	3,867	(2,422)
Obligations, end of year	$ 29,519	$ 25,068